 As filed with the U.S. Securities and Exchange Commission on November 10, 2011
Registration No. 333-151630

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-6

SEC File No 811-4834

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
POST EFFECTIVE AMENDMENT NO. 4 [X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
AMENDMENT NO. 42 [X]

John Hancock Life Insurance Company (U.S.A.) Separate Account A

(Exact Name of Registrant)

John Hancock Life Insurance Company (U.S.A.)

(Name of Depositor)

197 Clarendon Street
Boston, MA 02116

(Complete address of depositor’s principal executive offices)

Depositor’s Telephone Number: 617-572-6000

JAMES C. HOODLET, ESQ.
John Hancock Life Insurance Company (U.S.A.)
U.S. INSURANCE LAW
JOHN HANCOCK PLACE
BOSTON, MA 02117

(Name and complete address of agent for service)

It is proposed that this filing will become effective (check appropriate box)

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[ ] on May 2, 2011 pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a) (1) of Rule 485
[ ] on (date) pursuant to paragraph (a) (1) of Rule 485

If appropriate check the following box

[ ] this post-effective amendment designates a new effective date for a previously filed amendment

The purpose of this amendment to the registration statement is solely to file the prospectus supplement that is included in this amendment. This amendment does not delete, supersede, or modify any prospectus, statement of additional information, exhibit, or other information or material contained in the registration statement as in effect immediately prior to the filing of this amendment.

Pursuant to the provisions of Rule 24f-2, Registrant has registered an indefinite amount of the securities under the Securities Act of 1933.

Supplement to Prospectus dated May 2, 2011

This supplement is to accompany the prospectus for variable life insurance policies issued by John Hancock Life Insurance Company (U.S.A.) entitled “Majestic VULX.”

We amend the “Rider Charges” table of your prospectus by adding the following disclosure:

Charge	When charge is deducted	Guaranteed Rate	Current Rate
Enhanced Cash Value Rider(1)	Upon payment of premium	2% of premium paid up to the Target Premium in policy year 1	2% of premium paid up to the Target Premium in policy year 1

(1)	This rider is only available for policies issued on or after January 23, 2012. If the premium received in the first policy year is less than the Target Premium, the premium received in the second policy year will be treated as if received in the first policy year until premiums received equal the Target Premium.

We amend the “Other policy benefits, rights and limitations – Optional supplementary benefit riders you can add” section of your prospectus by adding the following disclosure:

If your policy was issued on or after January 23, 2012, you may elect to have your policy issued with an optional Enhanced Cash Value Rider. This rider provides an enhanced cash value benefit (in addition to the surrender value) if you surrender the policy within the first nine years. The benefit is equal to a percentage of cumulative premiums paid in the first two policy years, up to the Target Premium shown in the policy. The percentage used in each policy year will be specified in the rider form. Since the rider may increase the amount of insurance for which we are at risk, it may increase the amount of insurance charge described under “Deductions from policy value.” The maximum amount you may borrow from the policy or withdraw from the policy through partial withdrawals is not affected by this rider.

If we determine that the enhanced cash value benefit would require us to change our internal testing or the interest rate or mortality assumptions used in determining the CVAT death benefit factors and 7-pay limits, then we reserve the right to reduce the percentage of the enhanced cash value benefit to as low as zero, but not until at least 30 days after we have sent you a revised Policy Specifications page for this rider that shows the reduced value. However, in no event will the enhanced cash value benefit be less than the rider charge shown in the Policy fee table.

This rider can only be elected at the time of application for the policy. This rider may not be available in all states. This rider may not be elected with the Guideline Premium Test.

All other terms and conditions described in your policy and prospectus remain unchanged.

If you need additional information, please contact your representative or contact our Service Office at the address or telephone number on the back page of your product prospectus. You should read this supplement together with the prospectus for the contract you purchased, and retain both for future reference.

PART C
OTHER INFORMATION

Item 26. Exhibits

The following exhibits are filed as part of this Registration Statement:

(a) Resolution of Board of Directors establishing Separate Account A is incorporated by reference to post-effective amendment number 1, file number 333-157212, filed with the Commission in April 2010.

(b) Not applicable.

(c) (1) Distribution Agreement and Servicing Agreement between John Hancock Distributors and John Hancock Life Insurance Company (U.S.A.) dated February 17, 2009, incorporated by reference to pre-effective amendment number 1, file number 333-157212, filed with the Commission on April 7, 2009.

(2)(a) Specimen General Agent and Broker-Dealer Selling Agreement by and among John Hancock Life Insurance Company (U.S.A.) and John Hancock Distributors LLC effective August 2009, incorporated by reference to pre-effective amendment number 2, file number 333-157212, filed with the Commission in April 2011.

(b) List of third party broker-dealer firms included as Attachment A, incorporated by reference to pre-effective amendment number 2, file number 333-157212, filed with the Commission in April 2011.

(d) (1) Form of Specimen Flexible Premium Variable Life Insurance Policy, incorporated by reference to pre-effective amendment number 1, file number 333-151630, filed with the Commission on October 7, 2008 and form of Policy Endorsement dated 2009, incorporated by reference to post-effective amendment number 4, file number 333-131299, filed with the Commission in April 2010.

(2) Form of Specimen Return of Premium Death Benefit Rider, incorporated by reference to pre-effective amendment number 1, file number 333-151630, filed with the Commission on October 7, 2008.

(3) Form of Specimen Overloan Protection Rider, incorporated by reference to pre-effective amendment number 1, file number 333-151630, filed with the Commission on October 7, 2008.

(4) Form of Specimen Change of Life Insured Rider, incorporated by reference to pre-effective amendment number 1, file number 333-151630, filed with the Commission on October 7, 2008.

(5) Form of Specimen Accelerated Benefit Rider, incorporated by reference to pre-effective amendment number 1, file number 333-151630, filed with the Commission on October 7, 2008.

(6) Form of Specimen Enhanced Yield Fixed Account Rider, incorporated by reference to pre-effective amendment number 1, file number 333-151630, filed with the Commission on October 7, 2008.

(7) Form of Enhanced Cash Value Rider, filed herewith.

(e) Specimen Application for the Majestic VULX Insurance Policy, incorporated by reference to the initial registration statement, file number 333-151630, filed with the Commission on June 13, 2008.

(f) (1) Restated Articles of Redomestication of the John Hancock Life Insurance Company (U.S.A.) (formerly, The Manufacturers Life Insurance Company (U.S.A.)) dated December 30, 1992, incorporated by reference to post-effective amendment number 9, file number 333-85284, filed with the Commission in April, 2007.

(a) Amendment to the Articles of Redomestication of John Hancock Life Insurance Company (U.S.A.) (formerly, The Manufacturers Life Insurance Company (U.S.A.)) dated July 16, 2004, incorporated by reference to pre-effective amendment number 1, file number 333-126668, filed with the Commission on October 12, 2005.

(b) Amendment to the Articles of Redomestication effective January 1, 2005, incorporated by reference to post-effective amendment number 9, file number 333-85284, filed with the Commission in April, 2007.

(c) Amended and Restated Articles of Incorporation of John Hancock Life Insurnace Company (U.S.A.) dated July 26, 2010, incorporated by reference to post-effective amendment number 2, file number 333-157212, filed with the Commission in April 2011.

(2) By-laws of John Hancock Life Insurance Company (U.S.A.) (formerly, The Manufacturers Life Insurance Company (U.S.A.)) dated December 2, 1992, incorporated by reference to pre-effective amendment number 1, file number 333-126668, filed with the Commission on October 12, 2005.

(a) Amendment to the By-laws of John Hancock Life Insurance Company (U.S.A.) (formerly, The Manufacturers Life Insurance Company (U.S.A.)) dated June 7, 2000, incorporated by reference to pre-effective amendment number 1, file number 333-126668, filed with the Commission on October 12, 2005.

(b) Amendment to the By-laws of John Hancock Life Insurance Company (U.S.A.) (formerly, The Manufacturers Life Insurance Company (U.S.A.)) dated March 12, 1999, incorporated by reference to pre-effective amendment number 1, file number 333-126668, filed with the Commission on October 12, 2005.

(c) Amendment to the By-laws of John Hancock Life Insurance Company (U.S.A.) (formerly, The Manufacturers Life Insurance Company (U.S.A.)) dated July 16, 2004, incorporated by reference to post-effective amendment number 9, file number 333-85284, filed with the Commission in April, 2007.

(d) Amended and Restated By-laws of John Hancock Life Insurance Company (U.S.A.) dated June 15, 2010, incorporated by reference to post-effective amendment number 2, file number 333-157212, filed with the Commission in April 2011.

(g) The Depositor maintains reinsurance arrangements in the normal course of business, none of which are material.

(h)(1) Participation Agreement among the Manufacturers Insurance Company (U.S.A.), the Manufacturers Insurance Company of New York, PIMCO Variable Insurance Trust and PIMCO Advisors Distributors LLC dated April 30, 2004, incorporated by reference to pre-effective amendment number 1, file number 333-126668, filed with the Commission on October 12, 2005.

(2) Participation Agreement among John Hancock Life Insurance Company (U.S.A.), John Hancock Life Insurance Company of New York, and John Hancock Trust dated April 20, 2005, incorporated by reference to pre-effective amendment number 1, file number 333-126668, filed with the Commission on October 12, 2005.

(3) Participation Agreement among John Hancock Life Insurance Company (U.S.A.), John Hancock Life Insurance Company of New York, and M Financial Investment Advisers, Inc. dated November 13, 2009, incorporated by reference to file number 333-164150, filed with the Commission on January 4, 2010.

4) Shareholder Information Agreement between John Hancock Life Insurance Company (U.S.A.), John Hancock Life Insurance Company of New York, John Hancock Life Insurance Company, John Hancock Variable Life Insurance, and John Hancock Trust portfolios (except American Funds Insurance Series) dated April 16, 2007, incorporated by reference to post-effective amendment number 9, file number 333-85284, filed with the Commission in April, 2007.

(5) Shareholder Information Agreement between John Hancock Life Insurance Company (U.S.A.), John Hancock Life Insurance Company of New York, John Hancock Life Insurance Company, John Hancock Variable Life Insurance, and John Hancock Trust on behalf of series of the Trust that are feeder funds of the American Funds Insurance Series dated April 16, 2007, incorporated by reference to post-effective amendment number 9, file number 333-85284, filed with the Commission in April, 2007.

(i) (1) Service Agreement between John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company dated April 28, 2004, incorporated by reference to post-effective amendment number 9, file number 333-85284, filed with the Commission in April, 2007.

(j) Not applicable.

(k) Opinion and consent of counsel for John Hancock Life Insurance Company (U.S.A.), incorporated by reference to pre-effective amendment number 1, file number 333-151630, filed with the Commission on October 7, 2008.

(l) Not Applicable.

(m) Not Applicable.

(n) Consents of Independent Registered Public Accounting Firm, included in the Registrant’s prior post-effective amendment, filed with the Commission on April 26, 2011.

(o) Not Applicable.

(p) Not Applicable.

(q) Memorandum Regarding Issuance, Face Amount Increase, Redemption and Transfer Procedures for the policies, incorporated by reference to pre-effective amendment number 1, file number 333-100597, filed with the Commission on December 16, 2002.

Powers of Attorney

(i) Powers of Attorney for James R. Boyle and Rex E. Schlaybaugh, Jr., are incorporated by reference to Registrant’s initial registration statement amendment filed with the Commission on June 13, 2008.

(ii) Power of Attorney for Scott S. Hartz is incorporated by reference to Registrant’s post-effective amendment filed with the Commission on April 27, 2009.

(iii) Powers of Attorney for James D. Gallagher and John G. Vrysen are incorporated by reference to Registrant’s post-effective amendment filed with the Commission in April 2010.

(iv) Power of Attorney for Steven Finch is incorporated by reference to post-effective amendment number 4, file number 333-153252, filed with the Commission on July 27, 2010.

(v) Power of Attorney for Paul M. Connolly is incorporated by reference to post-effective amendment number 2, file number 333-157212, filed with the Commission in April 2011.

Item 27. Directors and Officers of the Depositor

OFFICERS AND DIRECTORS OF JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

Name and Principal Business Address	Position with Depositor
Directors
Thomas Borshoff 536 Stone Road Pittsford, NY 14534	Director
James R. Boyle 601 Congress Street Boston, MA 02210	Director, Chairman and President
Paul M. Connolly 75 Indian Spring Road Milton, MA 02186	Director
Steven Finch 197 Clarendon Street Boston, MA 02116	Director and Executive Vice President
Ruth Ann Fleming 205 Highland Avenue Short Hills, NJ 07078	Director
James D. Gallagher 601 Congress Street Boston, MA 02210	Director and Executive Vice President
Scott S. Hartz 197 Clarendon Street Boston, MA 02116	Director and Executive Vice President
Rex E. Schlaybaugh, Jr. 400 Renaissance Center Detroit, Michigan 48243	Director
John G. Vrysen 601 Congress Street Boston, MA 02210	Director and Senior Vice President

Executive Vice Presidents
Marc Costantini*
Steven Finch**
James D. Gallagher*
Scott S. Hartz**	and Chief Investment Officer – US Investments
Peter Levitt****	and Treasurer
Stephen R. McArthur***
Hugh McHaffie*

Senior Vice Presidents
Kevin J. Cloherty*
Peter Gordon**
Allan Hackney*	and Chief Information Officer
David Longfritz*	and Chief Marketing Officer
Gregory Mack†
Lynne Patterson*	and Chief Financial Officer
Craig R. Raymond*	Chief Actuary & Chief Risk Officer
Diana L. Scott*
Alan R. Seghezzi**
Tony Teta**
Brooks Tingle**
John G. Vrysen**

Name and Principal Business Address	Position with Depositor

Vice Presidents
Emanuel Alves*	Counsel and Corporate Secretary
John C.S. Anderson**
Roy V. Anderson*
Arnold Bergman*
Stephen J. Blewitt**
Robert Boyda*
John E. Brabazon**	Chief Financial Officer, Investments
George H. Braun**
Thomas Bruns††
Tyler Carr*
Robert T. Cassato*
Brian Collins*
Art Creel*
George Cushnie****
John J. Danello*
Anthony J. Della Piana**
Brent Dennis**
Robert Donahue*****
Edward Eng****
Carol Nicholson Fulp*
Paul Gallagher**
Wayne A. Gates*****
Ann Gencarella**
Richard Harris***	and Appointed Actuary
John Hatch*
Kevin Hill**
E. Kendall Hines**
Eugene Xavier Hodge, Jr.**
James C. Hoodlet**
Roy Kapoor****
Mitchell Karman**	and Chief Compliance Officer & Counsel
Frank Knox*	and Chief Compliance Officer – Retail Funds/Separate Accounts
David Kroach***
Jonathan Kutrubes*
Cynthia Lacasse**
Denise Lang***
Robert Leach*
Robert F. Lussky, Jr.*
Nathaniel I. Margolis**
John Maynard*
Steven McCormick****
Janis K. McDonough**
Scott A. McFetridge**
William McPadden**
Maureen Milet**	and Chief Compliance Officer – Investments
Peter J. Mongeau**
Steven Moore****
Curtis Morrison**
Tom Mullen*
Scott Navin**
Betty Ng***
Nina Nicolosi*
Frank O’Neill*
Jacques Ouimet**
Gary M. Pelletier**
Steven Pinover*

Name and Principal Business Address	Position with Depositor
Krishna Ramdial****	Vice President, Treasury
S. Mark Ray**
Jill Rebman***
Mark Rizza*
Andrew Ross****
Thomas Samoluk*
Yiji S. Starr*
Tony Todisco*****
Gaurav Upadhya***
Simonetta Vendittelli*****
Peter de Vries††††
Karen Walsh*
Linda A. Watters*
Joseph P. Welch**
Jeffery Whitehead*	and Controller
Henry Wong**
Randy Zipse**

*Principal Business Office is 601 Congress Street, Boston, MA 02210

**Principal Business Office is 197 Clarendon Street, Boston, MA 02116

***Principal Business Office is 200 Bloor Street, Toronto, Canada M4W1E5

****Principal Business Office is 250 Bloor Street, Toronto, Canada M4W1E5

*****Principal Business Office is 380 Stuart Street, Boston, MA 02116

†Principal Business is 6400 Sheridan Drive, Williamsville, NY 14221

††Principal Business is 2001 Butterfield Road, Downers Grove, Illinois 60515

†††Principal Business is 164 Corporate Drive, Portsmouth, NH 03801

††††Principal Business is 200 Berkeley Street, Boston, MA 02116

Item 28. Persons Controlled by or Under Common Control with the Depositor or the Registrant

The Registrant is a separate account of the Depositor operating as a unit investment trust. The Registrant supports benefits payable under the Depositor’s variable life insurance policies by investing assets allocated to various investment options in shares of John Hancock Variable Insurance Trust (formerly, John Hancock Trust) and other mutual funds registered under the Investment Company Act of 1940 as open-end management investment companies of the “series” type.

A list of persons directly or indirectly controlled by or under common contract with the Depositor appears below:

Subsidiary Name

AIMV, LLC (Delaware)
Baystate Investments, LLC (Delaware)
Declaration Management & Research LLC (Delaware)
Essex Corporation (New York)
Essex Holding Company, Inc. (New York)
Frigate, LLC (Delaware)
Fusion Clearing, Inc (New York)
Hancock Capital Investment Management, LLC (Delaware)
Hancock Capital Investment IV LLC (Delaware)
Hancock Capital Management, LLC (Delaware)
Hancock Forest Management (NZ) Limited (New Zealand)
Hancock Forest Management, Inc. (Delaware)
Hancock Investimentos em Florestas e Agricultura Ltda. (Brazil)
Hancock Mezzanine Investments, LLC (Delaware)
Hancock Mezzanine Investments II, LLC (Delaware)
Hancock Mezzanine Investments III, LLC (Delaware)
Hancock Natural Resource Group Australasia Pty Limited (Australia)
Hancock Natural Resource Group, Inc. (Delaware)
Hancock Venture Partners, Inc. (Delaware)
HVP Special Purpose Sub I, Inc. (Delaware)
HVP Special Purpose Sub II, Inc. (Delaware)

HVP-Russia, Inc. (Delaware)
International Forest Investments Ltd. (Cayman Islands)
JH Networking Insurance Agency, Inc. (Massachusetts)
JHFS One Corp. (Massachusetts)
JHLICO CIP Investments, LLC (Delaware)
John Hancock Advisers LLC(Delaware)
John Hancock Assignment Company (Delaware)
John Hancock Distributors LLC (Delaware)
John Hancock Energy Resources Management Inc. (Delaware)
John Hancock Financial Network, Inc. (Massachusetts)
John Hancock Funds LLC (Delaware)
John Hancock Investment Management Services, LLC (Delaware)
John Hancock Life & Health Insurance Company (Delaware)
John Hancock Life Insurance Company of New York (New York)
John Hancock Leasing Corporation (Delaware)
John Hancock Property and Casualty Holding Company (Delaware)
John Hancock Real Estate Finance, Inc. (Delaware)
John Hancock Realty Advisors, Inc. (Delaware)
John Hancock Realty Management Inc. (Delaware)
John Hancock Signature Services, Inc.(Delaware)
John Hancock Subsidiaries LLC (Delaware)
John Hancock Timber Resource Corporation (Delaware)
JHUSA CIP Investments, LLC (Delaware)
Long Term Care Partners, LLC (Delaware)
LR Company, LLC (Delaware)
LVI, LLC (Delaware)
Manulife Asset Management (US) LLC (Delaware)
Manulife Service Corporation (Colorado)
New Amsterdam Insurance Agency, Inc. (New York)
P.T. Timber Inc.(New Jersey)
Signator Insurance Agency, Inc. (Massachusetts)
Signator Investors, Inc. (Delaware)
Signature Management Co., Ltd. (Bermuda)
The Berkeley Financial Group LLC (Delaware) Item 29. Indemnification

The Form of Selling Agreement or Service Agreement between John Hancock Distributors LLC (“JH Distributors”) and various broker-dealers may provide that the selling broker-dealer indemnify and hold harmless JH Distributors and the Company, including their affiliates, officers, directors, employees and agents against losses, claims, liabilities or expenses (including reasonable attorney’s fees), arising out of or based upon a breach of the Selling or Service Agreement, or any applicable law or regulation or any applicable rule of any self-regulatory organization or similar provision consistent with industry practice.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30. Principal Underwriter

(a) Set forth below is information concerning other investment companies for which JH Distributors, the principal underwriter of the contracts, acts as investment adviser or principal underwriter.
Name of Investment Company	Capacity in Which Acting
John Hancock Variable Life Account S	Principal Underwriter
John Hancock Variable Life Account U	Principal Underwriter

Name of Investment Company	Capacity in Which Acting
John Hancock Variable Life Account V	Principal Underwriter
John Hancock Variable Life Account UV	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account R	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account T	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account W	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account X	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account Q	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account A	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account N	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account H	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account I	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account J	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account K	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account M	Principal Underwriter
John Hancock Life Insurance Company of New York Separate Account B	Principal Underwriter
John Hancock Life Insurance Company of New York Separate Account A	Principal Underwriter
(b) John Hancock Life Insurance Company (U.S.A.) is the sole member of JH Distributors and the following comprise the Board of Managers and Officers of JH Distributors.
Name	Title
Edward Eng***	Board Manager
Steven Finch**	Board Manager
Lynne Patterson*	Board Manager
Christopher Walker***	Board Manager
Karen Walsh*	Board Manager
Emanuel Alves*	Secretary
Brian Collins*	Vice President, U.S. Taxation
Edward Eng***	Vice President, Group Annuity
Steven Finch**	Chairman
Heather Justason***	Chief Operating Officer
Peter Levitt****	Senior Vice President, Treasurer
Jeffrey Long*	Financial Operations Principal
Declan O’Beirne**	Chief Financial Officer
Kathleen Pettit**	Chief Compliance Officer
Krishna Ramdial****	Vice President, Treasury
Pamela Schmidt**	General Counsel
Karen Walsh*	President and Chief Executive Officer
*Principal Business Office is 601 Congress Street, Boston, MA 02210

**Principal Business Office is 197 Clarendon Street, Boston, MA 02116

***Principal Business Office is 200 Bloor Street, Toronto, Canada M4W1E5

****Principal Business Office is 250 Bloor Street, Toronto, Canada M4W1E5

(c) John Hancock Distributors LLC

The information contained in the section titled “Principal Underwriter and Distributor” in the Statement of Additional Information, contained in this Registration Statement, is hereby incorporated by reference in response to Item 31.(c)(2-5).

Item 31. Location of Accounts and Records

The following entities prepare, maintain, and preserve the records required by Section 31(a) of the Act for the Registrant through written agreements between the parties to the effect that such services will be provided to the Registrant for such periods prescribed by the Rules and Regulations of the Commission under the Act and such records will be surrendered promptly on request: John Hancock Distributors LLC, John Hancock Place, Boston, Massachusetts 02117, serves as Registrant’s distributor and principal underwriter, and, in such capacities, keeps records regarding shareholders account records, cancelled stock certificates. John Hancock Life Insurance Company (U.S.A.) (at the same address), in its capacity as Registrant’s depositor keeps all other records required by Section 31 (a) of the Act.

Item 32. Management Services

All management services contracts are discussed in Part A or Part B.

Item 33. Fee Representation

Representation of Insurer Pursuant to Section 26 of the Investment Company Act of 1940

John Hancock Life Insurance Company (U.S.A.) hereby represents that the fees and charges deducted under the contracts issued pursuant to this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

Signatures

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this post-effective amendment to the Registration Statement to be signed on its behalf in the City of Boston and Commonwealth of Massachusetts, as of the 10th day of November, 2011.

John Hancock Life Insurance Company (U.S.A.) Separate Account A

(Registrant)

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

By: /s/ James R. Boyle

James R. Boyle

Principal Executive Officer

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(Depositor)

By: /s/ James R. Boyle

James R. Boyle

Principal Executive Officer

Signatures

Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to the Registration Statement has been signed by the following persons in the capacities indicated as of the 10th day of November, 2011.

Signatures	Title
/s/ Jeffery J. Whitehead Jeffery J. Whitehead	Vice President and Controller

/s/ Lynne Patterson Lynne Patterson	Senior Vice President and Chief Financial Officer

* James R. Boyle	Director

* Paul M. Connolly	Director

* Steven Finch	Director

* James D. Gallagher	Director

* Scott S. Hartz	Director

* Rex E. Schlaybaugh, Jr.	Director

* John G. Vrysen	Director

/s/James C. Hoodlet James C. Hoodlet
*Pursuant to Power of Attorney